INCOME TAX EXPENSE	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

NOTE 12 INCOME TAX EXPENSE

The provision for income tax expense consisted of the following:

	Six months ended June 30,
	2024	2025
Current income tax	$1,665,092	$2,465,661
Deferred income tax benefit	(27,357)	(136,389)

Income tax expense	$1,637,735	$2,329,272

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company is subject to taxes in the jurisdictions in which it operates, as follows:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED AND COMBINED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

The summary of sales tax (including VAT and GST) and effective income tax rate by the governing countries are as follows:-

Jurisdiction	VAT or Sales tax Rate		Income Tax Rate
	2024	2025	2024	2025
France	20%	20%	25%	25%
Australia	10%	10%	30%	30%
South Korea	10%	10%	10%	10%
Japan	10%	10%	32.1%-33.6%	32.1%-33.6%
United Kingdom	20%	20%	25%	25%
Singapore	9%	9%	17%	17%

The reconciliation of income tax rate to the effective income tax rate based on income (loss) before income tax expense for the six months ended June 30, 2024 and 2025 are as follows:

	Six months ended June 30,
	2024	2025
Income before income taxes	$7,003,351	$12,353,347
Effective income tax rate	17%	17%
Income tax expense at statutory rate	1,190,569	2,100,068
Effect of different tax rates in other countries	60,444	7,223
Income not subject to tax deduction	-	(273,615)
Expenses not subject to tax deduction	343,293	2,150
Net operating losses	42,269	468,263
Other tax adjustments	1,160	25,183
Income tax expense	1,637,735	2,329,272

As of June 30, 2025, the operation in the Singapore incurred $6,651,943 (equivalent to SGD8,888,992) of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating losses carry forward have no expiration under Singapore tax regime.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended June 30, 2024 and 2025 and did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2025.

The Company remains subject to examination by local authorities on its local tax returns for the tax periods 2024.

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED AND COMBINED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)